Shareholder Report, Average Annual Return (Details) B274138_Direxion Daily AAPL Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	39 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily AAPL Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily AAPL Bull 2X Shares NAV
Average Annual Return, Percent	17.77%	18.89%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	18.57%
Apple Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Apple Inc.
Average Annual Return, Percent	19.68%	16.61%